Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited)

September 30, 2020

	Shares/ Principal	Fair Value
Common Stocks - 96.8%
Aerospace & Defense - 0.9%
Axon Enterprise, Inc.*	4,432	$401,982
BWX Technologies, Inc.	1,954	110,030
HEICO Corp.	3,801	397,813
HEICO Corp., Class A	5,422	480,714
Mercury Systems, Inc.*	5,154	399,229
		1,789,768
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	4,868	497,461
Expeditors International of Washington, Inc.	4,306	389,779
		887,240
Airlines - 0.0%†
United Airlines Holdings, Inc.*	1,159	40,275
Auto Components - 0.0%†
Aptiv PLC	330	30,254
Automobiles - 0.1%
Harley-Davidson, Inc.	5,116	125,547
Banks - 0.1%
Bank of Hawaii Corp.	435	21,976
Cullen/Frost Bankers, Inc.	2,445	156,358
		178,334
Beverages - 0.5%
Brown-Forman Corp., Class B	12,868	969,218
Biotechnology - 4.7%
AbbVie, Inc.	2,092	183,238
ACADIA Pharmaceuticals, Inc.*	9,727	401,239
Acceleron Pharma, Inc.*	1,672	188,150
Alexion Pharmaceuticals, Inc.*	2,507	286,876
Alnylam Pharmaceuticals, Inc.*	841	122,450
BioMarin Pharmaceutical, Inc.*	4,944	376,140
Bluebird Bio, Inc.*	6,508	351,107
Exact Sciences Corp.*	6,578	670,627
Exelixis, Inc.*	3,144	76,871
Gilead Sciences, Inc.	10,809	683,021
Global Blood Therapeutics, Inc.*	3,052	168,287
Immunomedics, Inc.*	13,833	1,176,220
Incyte Corp.*	12,668	1,136,826
Moderna, Inc.*	19,172	1,356,419
Neurocrine Biosciences, Inc.*	1,888	181,550
Sarepta Therapeutics, Inc.*	2,736	384,216
Seattle Genetics, Inc.*	7,684	1,503,682
United Therapeutics Corp.*	166	16,766
		9,263,685
Building Products - 1.9%
Allegion PLC	15,732	1,556,052
Lennox International, Inc.	332	90,507
Trane Technologies PLC	11,750	1,424,687
Trex Co., Inc.*	9,612	688,219
		3,759,465

	Shares/ Principal	Fair Value

Capital Markets - 3.3%
Cboe Global Markets, Inc.	8,019	$703,587
FactSet Research Systems, Inc.	4,919	1,647,275
MarketAxess Holdings, Inc.	3,002	1,445,733
Morningstar, Inc.	1,517	243,645
MSCI, Inc.	5,470	1,951,587
T Rowe Price Group, Inc.	3,354	430,050
		6,421,877
Chemicals - 0.5%
Ecolab, Inc.	1,048	209,433
FMC Corp.	2,246	237,874
PPG Industries, Inc.	354	43,216
Scotts Miracle-Gro Co. (The)	3,187	487,324
		977,847
Commercial Services & Supplies - 2.0%
Cintas Corp.	5,950	1,980,338
Copart, Inc.*	14,556	1,530,709
IAA, Inc.*	886	46,134
MSA Safety, Inc.	2,874	385,605
		3,942,786
Communications Equipment - 0.5%
Arista Networks, Inc.*	3,261	674,799
Lumentum Holdings, Inc.*	895	67,241
Ubiquiti, Inc.	435	72,497
ViaSat, Inc.*	3,650	125,524
		940,061
Construction & Engineering - 0.0%†
MasTec, Inc.*	1,429	60,304
Valmont Industries, Inc.	152	18,875
		79,179
Containers & Packaging - 0.5%
Avery Dennison Corp.	1,067	136,405
Ball Corp.	9,450	785,484
		921,889
Distributors - 0.8%
Genuine Parts Co.	1,329	126,481
Pool Corp.	4,437	1,484,354
		1,610,835
Diversified Consumer Services - 0.9%
Bright Horizons Family Solutions, Inc.*	6,785	1,031,591
Chegg, Inc.*	9,409	672,179
H&R Block, Inc.	2,044	33,297
ServiceMaster Global Holdings, Inc.*	670	26,720
		1,763,787
Electric Utilities - 0.1%
IDACORP, Inc.	1,273	101,713
Electrical Equipment - 0.8%
Generac Holdings, Inc.*	3,935	761,973
Rockwell Automation, Inc.	3,836	846,529
		1,608,502

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Electronic Equipment, Instruments & Components - 2.4%
Amphenol Corp., Class A	4,133	$447,480
CDW Corp.	2,683	320,699
Cognex Corp.	14,793	963,024
Coherent, Inc.*	1,757	194,904
Dolby Laboratories, Inc., Class A	3,100	205,468
Keysight Technologies, Inc.*	7,018	693,238
National Instruments Corp.	13,998	499,729
Zebra Technologies Corp., Class A*	5,188	1,309,762
		4,634,304
Energy Equipment & Services - 0.1%
TechnipFMC PLC	15,252	96,240
Entertainment - 2.8%
Roku, Inc.*	8,410	1,587,808
Spotify Technology SA*	7,757	1,881,616
Take-Two Interactive Software, Inc.*	7,534	1,244,767
World Wrestling Entertainment, Inc., Class A	869	35,168
Zynga, Inc., Class A*	74,776	681,957
		5,431,316
Equity Real Estate Investment - 0.8%
Equity LifeStyle Properties, Inc.	4,008	245,690
Equity Residential	752	38,600
Park Hotels & Resorts, Inc.	7,070	70,629
Prologis, Inc.	729	73,352
Simon Property Group, Inc.	16,514	1,068,126
		1,496,397
Food Products - 2.1%
Beyond Meat, Inc.*	1,481	245,935
Campbell Soup Co.	4,111	198,849
Hershey Co. (The)	12,719	1,823,141
McCormick & Co., Inc.	9,797	1,901,598
		4,169,523
Health Care Equipment & Supplies - 7.9%
ABIOMED, Inc.*	1,329	368,213
Align Technology, Inc.*	4,434	1,451,514
DexCom, Inc.*	663	273,308
Edwards Lifesciences Corp.*	5,638	450,025
Globus Medical, Inc., Class A*	819	40,557
Haemonetics Corp.*	5,877	512,768
Hill-Rom Holdings, Inc.	1,209	100,964
Hologic, Inc.*	17,878	1,188,351
IDEXX Laboratories, Inc.*	8,791	3,455,830
Insulet Corp.*	3,690	873,017
Masimo Corp.*	3,847	908,123
Novocure Ltd.*	5,861	652,388
Penumbra, Inc.*	2,574	500,334
Quidel Corp.*	2,556	560,735
ResMed, Inc.	11,119	1,906,130
Tandem Diabetes Care, Inc.*	3,201	363,314

	Shares/ Principal	Fair Value

Health Care Equipment & Supplies (continued)
West Pharmaceutical Services, Inc.	6,903	$1,897,635
		15,503,206
Health Care Providers & Services - 2.7%
1Life Healthcare, Inc.*	8,086	229,319
Amedisys, Inc.*	2,362	558,448
AmerisourceBergen Corp.	3,456	334,955
Cardinal Health, Inc.	18,351	861,579
Chemed Corp.	1,523	731,573
Guardant Health, Inc.*	3,836	428,788
Henry Schein, Inc.*	570	33,505
Laboratory Corp. of America Holdings*	1,298	244,374
McKesson Corp.	11,704	1,743,077
Quest Diagnostics, Inc.	871	99,721
		5,265,339
Health Care Technology - 3.1%
Cerner Corp.	2,741	198,147
Livongo Health, Inc.*	3,695	517,484
Teladoc Health, Inc.*	8,899	1,951,017
Veeva Systems, Inc., Class A*	12,237	3,440,922
		6,107,570
Hotels, Restaurants & Leisure - 2.9%
Caesars Entertainment, Inc.*	5,423	304,013
Chipotle Mexican Grill, Inc.*	1,980	2,462,546
Darden Restaurants, Inc.	529	53,291
Domino's Pizza, Inc.	3,159	1,343,460
Dunkin' Brands Group, Inc.	10,150	831,387
Penn National Gaming, Inc.*	3,000	218,100
Vail Resorts, Inc.	1,498	320,527
Wendy's Co. (The)	7,479	166,744
Wynn Resorts Ltd.	791	56,802
		5,756,870
Household Durables - 0.0%†
KB Home	1,118	42,920
Household Products - 2.1%
Church & Dwight Co., Inc.	16,435	1,540,124
Clorox Co. (The)	12,081	2,539,064
		4,079,188
Industrial Conglomerates - 0.0%†
Carlisle Cos., Inc.	507	62,041
Insurance - 0.2%
Brown & Brown, Inc.	8,740	395,660
First American Financial Corp.	533	27,135
		422,795
Interactive Media & Services - 1.5%
IAC/InterActiveCorp.*	755	90,434
Match Group, Inc.*	10,685	1,182,295
Pinterest, Inc., Class A*	17,353	720,323
Twitter, Inc.*	21,239	945,136
		2,938,188

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Internet & Direct Marketing Retail - 1.2%
Etsy, Inc.*	7,428	$903,468
Grubhub, Inc.*	607	43,904
Wayfair, Inc., Class A*	4,591	1,336,027
		2,283,399
IT Services - 7.5%
Akamai Technologies, Inc.*	6,109	675,289
Booz Allen Hamilton Holding Corp.	1,681	139,489
Broadridge Financial Solutions, Inc.	5,462	720,984
CACI International, Inc., Class A*	1,609	342,975
EPAM Systems, Inc.*	1,541	498,175
Fastly, Inc., Class A*	4,449	416,782
Fiserv, Inc.*	4,860	500,823
Gartner, Inc.*	3,764	470,312
GoDaddy, Inc., Class A*	19,986	1,518,336
Jack Henry & Associates, Inc.	6,534	1,062,363
MongoDB, Inc.*	695	160,900
Okta, Inc.*	9,338	1,996,931
Paychex, Inc.	21,685	1,729,813
PayPal Holdings, Inc.*	10,800	2,127,924
StoneCo Ltd., Class A*	11,900	629,391
Twilio, Inc., Class A*	7,138	1,763,728
Western Union Co. (The)	945	20,251
		14,774,466
Life Sciences Tools & Services - 3.5%
Adaptive Biotechnologies Corp.*	4,906	238,579
Agilent Technologies, Inc.	13,258	1,338,262
Avantor, Inc.*	42,851	963,719
Bio-Techne Corp.	2,259	559,622
Bruker Corp.	1,707	67,853
IQVIA Holdings, Inc.*	1,377	217,056
Mettler-Toledo International, Inc.*	1,493	1,441,865
PerkinElmer, Inc.	981	123,125
PPD, Inc.*	3,196	118,220
PRA Health Sciences, Inc.*	5,836	592,004
Repligen Corp.*	5,533	816,339
Waters Corp.*	2,329	455,739
		6,932,383
Machinery - 0.7%
Allison Transmission Holdings, Inc.	6,365	223,666
Donaldson Co., Inc.	786	36,486
Graco, Inc.	11,475	703,991
Xylem, Inc.	4,338	364,913
		1,329,056
Media - 1.5%
Altice USA, Inc., Class A*	26,677	693,602
Cable One, Inc.	427	805,079
Discovery, Inc., Class A*	3,402	74,061
Nexstar Media Group, Inc., Class A	5,824	523,752
Sirius XM Holdings, Inc.	174,267	934,071
		3,030,565

	Shares/ Principal	Fair Value

Metals & Mining - 0.2%
Royal Gold, Inc.	2,939	$353,180
Multiline Retail - 0.2%
Kohl's Corp.	7,277	134,843
Nordstrom, Inc.	23,996	286,032
		420,875
Multi-Utilities - 0.1%
CMS Energy Corp.	1,913	117,477
Oil, Gas & Consumable Fuels - 0.3%
Cheniere Energy, Inc.*	9,966	461,127
Continental Resources, Inc.	8,297	101,887
EOG Resources, Inc.	2,270	81,584
		644,598
Personal Products - 0.1%
Coty, Inc., Class A	62,663	169,190
Pharmaceuticals - 0.3%
Horizon Therapeutics PLC*	6,244	485,034
Zoetis, Inc.	292	48,288
		533,322
Professional Services - 3.5%
CoStar Group, Inc.*	2,263	1,920,178
Equifax, Inc.	1,161	182,161
IHS Markit Ltd.	16,303	1,279,949
Robert Half International, Inc.	4,308	228,065
TransUnion	5,048	424,688
Verisk Analytics, Inc.	14,757	2,734,620
		6,769,661
Road & Rail - 0.8%
Landstar System, Inc.	3,160	396,549
Old Dominion Freight Line, Inc.	6,434	1,164,039
		1,560,588
Semiconductors & Semiconductor Equipment - 4.7%
Analog Devices, Inc.	3,672	428,669
Applied Materials, Inc.	13,976	830,873
Cirrus Logic, Inc.*	3,053	205,925
Enphase Energy, Inc.*	4,024	332,342
KLA Corp.	7,993	1,548,564
Maxim Integrated Products, Inc.	3,563	240,894
MKS Instruments, Inc.	1,248	136,319
Monolithic Power Systems, Inc.	5,973	1,670,111
NVIDIA Corp.	1,657	896,802
Silicon Laboratories, Inc.*	2,163	211,650
Teradyne, Inc.	12,829	1,019,392
Xilinx, Inc.	16,396	1,709,119
		9,230,660
Software - 18.7%
ACI Worldwide, Inc.*	3,001	78,416
Adobe, Inc.*	1,192	584,593
Alteryx, Inc., Class A*	2,160	245,268
Anaplan, Inc.*	8,038	503,018

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Software (continued)
ANSYS, Inc.*	5,172	$1,692,434
Autodesk, Inc.*	464	107,189
Avalara, Inc.*	2,934	373,616
Cadence Design Systems, Inc.*	38,304	4,084,355
Cloudflare, Inc., Class A*	12,627	518,465
Coupa Software, Inc.*	3,158	866,050
Crowdstrike Holdings, Inc., Class A*	4,114	564,934
Datadog, Inc., Class A*	9,338	953,970
DocuSign, Inc.*	8,298	1,786,061
Dropbox, Inc., Class A*	44,829	863,407
Dynatrace, Inc.*	5,429	222,698
Elastic NV*	1,828	197,223
Everbridge, Inc.*	1,318	165,712
Fair Isaac Corp.*	1,391	591,704
Five9, Inc.*	6,775	878,582
Fortinet, Inc.*	9,160	1,079,140
Globant SA*	2,295	411,310
HubSpot, Inc.*	5,526	1,614,863
Manhattan Associates, Inc.*	3,406	325,239
Medallia, Inc.*	4,110	112,696
Microsoft Corp.	4,264	896,847
New Relic, Inc.*	8,421	474,608
NortonLifeLock, Inc.	1,476	30,760
Nutanix, Inc., Class A*	28,043	621,994
Palo Alto Networks, Inc.*	2,103	514,709
Paycom Software, Inc.*	2,424	754,591
Paylocity Holding Corp.*	3,713	599,352
Pluralsight, Inc., Class A*	3,225	55,244
Proofpoint, Inc.*	3,368	355,492
PTC, Inc.*	3,516	290,843
RingCentral, Inc., Class A*	7,225	1,984,057
salesforce.com, Inc.*	6,059	1,522,748
ServiceNow, Inc.*	948	459,780
Slack Technologies, Inc., Class A*	32,315	867,981
Smartsheet, Inc., Class A*	9,637	476,261
Splunk, Inc.*	10,708	2,014,496
Synopsys, Inc.*	8,051	1,722,753
Teradata Corp.*	27,202	617,485
Trade Desk, Inc. (The), Class A*	548	284,291
VMware, Inc., Class A*	5,559	798,661
Workday, Inc., Class A*	192	41,305
Zendesk, Inc.*	15,540	1,599,377
Zscaler, Inc.*	6,264	881,282
		36,685,860
Specialty Retail - 2.9%
Best Buy Co., Inc.	10,620	1,181,900
Camping World Holdings, Inc., Class A	587	17,463
Carvana Co.*	2,379	530,660
Five Below, Inc.*	6,920	878,840
Gap, Inc. (The)	13,456	229,156

	Shares/ Principal	Fair Value

Specialty Retail (continued)
O'Reilly Automotive, Inc.*	3,152	$1,453,324
Tractor Supply Co.	9,828	1,408,745
		5,700,088
Technology Hardware, Storage & Peripherals - 0.6%
Dell Technologies, Inc., Class C*	1,055	71,413
NetApp, Inc.	25,974	1,138,700
		1,210,113
Textiles, Apparel & Luxury Goods - 1.8%
Lululemon Athletica, Inc.*	9,764	3,215,969
Ralph Lauren Corp.	3,564	242,245
		3,458,214
Trading Companies & Distributors - 1.5%
Fastenal Co.	32,024	1,443,962
SiteOne Landscape Supply, Inc.*	801	97,682
WW Grainger, Inc.	3,789	1,351,802
		2,893,446
Total Common Stocks (Cost - $146,697,884)		189,515,300
Short-Term Investments - 3.0%
Money Market Funds - 3.0%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a) (Cost - $5,810,732)	5,810,732	5,810,732
Total Investments - 99.8% (Cost - $152,508,616)		$195,326,032
Other Assets Less Liabilities - Net 0.2%		402,845
Total Net Assets - 100.0%		$195,728,877

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

PLC	-	Public Limited Company

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

Futures Contracts
					Fair
					Value/Unrealized
		Number of			Appreciation
	Counterparty	Contracts	Expiration Date	Notional Value	(Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	38	12/18/2020	$6,368,800	$(24,055)